FINANCIAL INSTRUMENTS - Book and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Net Book Value	$ 796	$ 157
Fair Value	796	157
Disclosure of financial liabilities [line items]
Net Book Value	1,021	1,004
Fair Value	1,074	1,041
Accounts payable and accrued liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Net Book Value	343	259
Fair Value	343	259
Long-term debt | Amortized cost
Disclosure of financial liabilities [line items]
Net Book Value	665	665
Fair Value	718	702
Other Non-Current Borrowings [Member] | Amortized cost
Disclosure of financial liabilities [line items]
Net Book Value	0	68
Fair Value	0	68
Other liabilities(1) | Amortized cost
Disclosure of financial liabilities [line items]
Net Book Value	13	12
Fair Value	13	12
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Net Book Value	568	20
Fair Value	568	20
Accounts receivable | Amortized cost
Disclosure of financial assets [line items]
Net Book Value	227	136
Fair Value	227	136
Other assets(1) | Amortized cost
Disclosure of financial assets [line items]
Net Book Value	1	1
Fair Value	$ 1	$ 1